As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Institutional Liquidity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

June 30, 2009 Schedule of Investments Neuberger Berman Treasury Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (86.9%)
707,500	U.S. Treasury Bills, 0.11% – 0.96%, due 7/2/09 – 12/17/09	707,215
Repurchase Agreements (14.7%)
100,000	Credit Suisse Repurchase Agreement, 0.02%, due 7/1/09, dated 6/30/09, Maturity Value $100,000,056, Collateralized by $101,910,000, U.S. Treasury Notes, 0.88% due 3/31/11 (Collateral Value $102,004,322)	100,000
20,000	Goldman Sachs Repurchase Agreement, 0.01%, due 7/1/09, dated 6/30/09, Maturity Value $20,000,006, Collateralized by $15,848,600, U.S. Treasury Bonds, 7.50%, due 11/15/16 (Collateral Value $20,400,080)	20,000
	Total Repurchase Agreements	120,000
	Total Investments (101.6%)	827,215
	Liabilities, less cash, receivables and other assets [(1.6%)]	(12,832)
	Total Net Assets (100.0%)	$814,383

See Notes to Schedule of Investments

                                               June 30, 2009 (Unaudited)

Notes to Schedule of Investments Institutional Liquidity Funds

†† Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Neuberger Berman (000’s omitted)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Treasury Fund
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$707,215	$-
Repurchase Agreements	-	120,000	-
Total	$-	$827,215	$-

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: August 26, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 26, 2009